Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$169,806	$84,096
Statutory receivables	27,215	25,544
Other receivables	6,408	3,542
	203,429	113,182
Non-current
Taxes receivable	12,157	13,329
	$215,586	$126,511